Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 segment	Dec. 31, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies
Percentage of interest in subsidiaries	100.00%
Maximum original maturity period of cash and short term investments	3 months
Real Estate Properties
Decreases to rental income from amortization of capitalized above market and below market leases	$ 2,056	$ 725	$ 78
Increases to discontinued operations due to amortization of below market lease values	244	227	44
Amortization of the value of leases	19,507	13,071	4,627
Capitalized value of leases	144,401	117,173
Deferred Leasing Costs
Deferred leasing costs, gross	9,395	5,684
Accumulated amortization of deferred leasing costs	1,734	2,610
Future amortization of deferred leasing costs
2013	1,316
2014	1,241
2015	1,177
2016	1,011
2017	651
Thereafter	2,265
Deferred Financing Fees
Deferred financing fees, gross	9,335	7,372
Accumulated amortization of deferred financing fees	3,617	1,822
Future amortization of deferred financing fees
2013	1,807
2014	1,803
2015	1,540
2016	449
2017	45
Thereafter	74
Increase (decrease) in rental income to record	3,553	1,729	(5)
Straight line rent receivables	7,455	3,901
Number of business segments	1
Maximum
Real Estate Properties
Estimated useful lives	40 years
Operations
Projected future amortization of net intangible lease assets and liabilities, excluding discontinued operations
2013	20,514
2014	19,919
2015	17,757
2016	15,976
2017	14,410
Thereafter	36,696
In place leases
Real Estate Properties
Amortization of the value of leases	17,389	12,182	4,490
In place leases | Operations
Real Estate Properties
Capitalized value of leases	148,578	105,507
Accumulated amortization of capitalized lease values	32,769	19,355
In place leases | Discontinued operations
Real Estate Properties
Amortization of the value of leases	306	391	103
Capitalized value of leases	78	384
Accumulated amortization of capitalized lease values	50	494
Above market lease | Operations
Real Estate Properties
Capitalized value of leases	39,594	38,376
Accumulated amortization of capitalized lease values	10,892	7,656
Above market lease | Discontinued operations
Real Estate Properties
Capitalized value of leases	4	39
Accumulated amortization of capitalized lease values	3	147
Below market lease | Operations
Real Estate Properties
Capitalized value of leases	28,408	20,539
Accumulated amortization of capitalized lease values	9,279	9,137
Below market lease | Discontinued operations
Real Estate Properties
Capitalized value of leases	0	279
Accumulated amortization of capitalized lease values	$ 0	$ 419